LEASES AND RIGHT-OF-USE ASSETS - Schedule of Lease Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Interest paid on lease liabiities	$ 3	$ 2	$ 2
Principal elements of lease payments	8	9	8
Total lease payments	$ 11	$ 11	$ 10